SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Research and development and advertising costs
Research and development expenses	¥ 18,987	¥ 8,839
Advertising costs	1,669	2,308
Government grants
Deferred government grants in other long-term liabilities	6,196		¥ 6,507
Deferred government grants in accrued expenses and other payables	172		6,003
Capitalized interest
Total interest costs	598,296	510,568
Less: interest costs capitalized	(29,001)	(43,877)
Interest expenses	569,295	¥ 466,691
Debt issuance costs
Unamortised debt issuance costs	¥ 277,563		¥ 273,822